Inventories	12 Months Ended
Mar. 31, 2016
Inventories

4. Inventories:

“Inventories” as of March 31, 2015 and 2016 comprised the following:

	Millions of yen
	2015	2016
Finished goods	¥183,325	¥149,356
Materials and supplies	2,950	4,520

Total	¥186,275	¥153,876